RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of contingent consideration payable

Activity for the contingent consideration payable during the years ended December 31, 2015 and 2014 was:

	December 31,
	2015	2014

Balance, beginning of year	$6,732,123	$—
Present value of liability incurred	—	6,584,042
Accretion in value	853,312	148,081

Balance, December 31	$7,585,435	$6,732,123